Short-Term and Long-Term Borrowings - Schedule of Amount of Maturities for All Long-term Borrowings (Detail) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Debt Disclosure [Abstract]
Succeeding period in 2025	¥ 3,500
2026	¥ 54,000